SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended					12 Months Ended				1 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013 Vimicro Wuxi	Dec. 31, 2013 Visiondigi	Dec. 31, 2012 Visiondigi	Dec. 31, 2013 Vimicro Qingdao	Dec. 31, 2012 Vimicro Qingdao	Dec. 31, 2013 Zhongtianxin	Dec. 31, 2012 Zhongtianxin	Dec. 31, 2013 Vimicro China	Dec. 31, 2012 Vimicro China Vimicro Wuxi	Sep. 30, 2013 VMF Consulting Company Vimicro Wuxi	Dec. 31, 2013 VMF Consulting Company Zhongtianxin
Investments in unconsolidated affiliates
Equity interest (as a percent)								49.00%					2.00%
Beneficially held equity interest				12.03%		18.03%					0.10%
Ownership interest percentage										100.00%
Investments in unconsolidated affiliates, at cost		$ 2		$ 0	$ 0	$ 0	$ 0				$ 2
Cash consideration of transfer of equity interest												8
Percentage of equity interest disposed			0.10%
Equity method investment made in cash								468	4,439
Fair value of contributed intellectual properties								11,809
Contribution of the IPs at carrying amount								0
Profit (loss) recognized from equity method investment	$ 1,372	$ (87)						$ 1,372	$ (87)